Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
June 30, 2025
FF55-NPRT1-0825
1.927051.114
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	729,108	5,621,424
Fidelity Series Emerging Markets Debt Fund (b)	7,695,534	62,333,824
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,022,071	19,432,102
Fidelity Series Floating Rate High Income Fund (b)	1,284,873	11,383,970
Fidelity Series High Income Fund (b)	7,433,352	65,413,498
Fidelity Series International Credit Fund (b)	200,545	1,696,611
Fidelity Series International Developed Markets Bond Index Fund (b)	12,886,852	112,373,351
Fidelity Series Investment Grade Bond Fund (b)	346,013	3,494,734
Fidelity Series Long-Term Treasury Bond Index Fund (b)	101,092,589	543,878,128
Fidelity Series Real Estate Income Fund (b)	1,161,494	11,638,175
TOTAL BOND FUNDS (Cost $975,840,208)		837,265,817

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	19,492,286	258,272,787
Fidelity Series Blue Chip Growth Fund (b)	34,490,520	712,919,042
Fidelity Series Commodity Strategy Fund (b)	248,471	22,581,043
Fidelity Series Growth Company Fund (b)	51,060,427	1,280,595,508
Fidelity Series Intrinsic Opportunities Fund (b)	16,011,401	176,125,412
Fidelity Series Large Cap Stock Fund (b)	48,519,347	1,256,165,901
Fidelity Series Large Cap Value Index Fund (b)	21,876,765	377,374,188
Fidelity Series Opportunistic Insights Fund (b)	28,260,540	764,447,600
Fidelity Series Small Cap Core Fund (b)	3,284,700	38,299,603
Fidelity Series Small Cap Discovery Fund (b)	10,466,357	113,350,649
Fidelity Series Small Cap Opportunities Fund (b)	17,177,089	250,957,264
Fidelity Series Stock Selector Large Cap Value Fund (b)	59,484,261	842,297,134
Fidelity Series Value Discovery Fund (b)	47,338,986	765,471,409
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,130,108,143)		6,858,857,540

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	20,613,136	379,075,564
Fidelity Series Emerging Markets Fund (b)	31,266,337	319,229,306
Fidelity Series Emerging Markets Opportunities Fund (b)	59,646,968	1,277,638,056
Fidelity Series International Growth Fund (b)	49,766,203	987,859,137
Fidelity Series International Small Cap Fund (b)	8,411,562	166,885,399
Fidelity Series International Value Fund (b)	64,663,410	987,410,275
Fidelity Series Overseas Fund (b)	60,848,144	985,739,940
Fidelity Series Select International Small Cap Fund (b)	768,516	10,236,638
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,861,594,070)		5,114,074,315

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	6,720,000	6,712,958
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	5,620,000	5,609,659
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	10,790,000	10,761,288
US Treasury Bills 0% 7/3/2025 (d)	4.18	1,210,000	1,209,718
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	10,600,000	10,563,192
US Treasury Bills 0% 8/28/2025 (d)	4.28	3,370,000	3,346,518
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	990,000	980,091
US Treasury Bills 0% 9/4/2025 (d)	4.27	30,000	29,769
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,213,194)			39,213,193

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $20,518,723)	4.32	20,514,622	20,518,724

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,027,274,338)	12,869,929,589
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,146,726)
NET ASSETS - 100.0%	12,865,782,863

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,264	Sep 2025	169,483,440	1,450,274	1,450,274
ICE MSCI Emerging Markets Index Contracts (United States)	1,141	Sep 2025	70,371,175	1,303,434	1,303,434

TOTAL EQUITY CONTRACTS					2,753,708

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,459	Sep 2025	163,567,578	3,512,380	3,512,380
CBOT US Treasury Long Bond Contracts (United States)	2,849	Sep 2025	328,525,313	13,079,954	13,079,954

TOTAL INTEREST RATE CONTRACTS					16,592,334

TOTAL PURCHASED					19,346,042

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	856	Sep 2025	267,660,500	(9,463,037)	(9,463,037)

TOTAL FUTURES CONTRACTS					9,883,005
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,213,193.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	46,574,076	78,102,064	104,157,416	241,840	-	-	20,518,724	20,514,622	0.0%
Total	46,574,076	78,102,064	104,157,416	241,840	-	-	20,518,724

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,541,472	180,602	73,091	21,495	5	(27,564)	5,621,424	729,108
Fidelity Series All-Sector Equity Fund	212,345,905	16,805,960	3,414,344	-	388,599	32,146,667	258,272,787	19,492,286
Fidelity Series Blue Chip Growth Fund	618,402,249	13,999,337	42,340,330	-	1,876,156	120,981,630	712,919,042	34,490,520
Fidelity Series Canada Fund	326,659,761	9,073,161	5,563,277	-	1,040,589	47,865,330	379,075,564	20,613,136
Fidelity Series Commodity Strategy Fund	23,057,041	528,151	278,188	-	(6,695)	(719,266)	22,581,043	248,471
Fidelity Series Emerging Markets Debt Fund	59,723,001	2,357,286	742,690	902,818	16,235	979,992	62,333,824	7,695,534
Fidelity Series Emerging Markets Debt Local Currency Fund	17,912,971	369,043	216,645	-	6,666	1,360,067	19,432,102	2,022,071
Fidelity Series Emerging Markets Fund	279,389,474	12,771,033	5,738,124	-	210,916	32,596,007	319,229,306	31,266,337
Fidelity Series Emerging Markets Opportunities Fund	1,118,230,918	42,405,533	18,992,939	-	1,651,484	134,343,060	1,277,638,056	59,646,968
Fidelity Series Floating Rate High Income Fund	11,004,373	490,812	137,483	225,635	(1,137)	27,405	11,383,970	1,284,873
Fidelity Series Growth Company Fund	1,126,760,301	25,024,492	87,768,204	-	2,860,232	213,718,687	1,280,595,508	51,060,427
Fidelity Series High Income Fund	61,872,280	2,464,986	762,130	1,038,183	11,449	1,826,913	65,413,498	7,433,352
Fidelity Series International Credit Fund	1,675,001	21,162	13,552	21,162	(92)	14,092	1,696,611	200,545
Fidelity Series International Developed Markets Bond Index Fund	105,088,110	7,200,399	1,263,562	513,550	8,699	1,339,705	112,373,351	12,886,852
Fidelity Series International Growth Fund	855,078,112	43,732,294	10,060,524	-	1,796,884	97,312,371	987,859,137	49,766,203
Fidelity Series International Small Cap Fund	150,079,990	1,054,774	11,103,380	-	148,460	26,705,555	166,885,399	8,411,562
Fidelity Series International Value Fund	902,496,422	19,536,544	44,215,689	-	6,253,060	103,339,938	987,410,275	64,663,410
Fidelity Series Intrinsic Opportunities Fund	162,635,012	4,614,290	1,867,380	-	(51,609)	10,795,099	176,125,412	16,011,401
Fidelity Series Investment Grade Bond Fund	2,679,582	7,454,378	6,766,573	53,910	60,668	66,679	3,494,734	346,013
Fidelity Series Large Cap Stock Fund	1,110,422,244	28,785,827	53,753,425	-	5,990,760	164,720,495	1,256,165,901	48,519,347
Fidelity Series Large Cap Value Index Fund	339,414,129	28,194,275	3,765,057	-	751,092	12,779,749	377,374,188	21,876,765
Fidelity Series Long-Term Treasury Bond Index Fund	498,771,992	68,031,578	10,959,921	4,721,948	(2,206,259)	(9,759,262)	543,878,128	101,092,589
Fidelity Series Opportunistic Insights Fund	669,836,087	15,438,939	39,764,010	-	2,966,207	115,970,377	764,447,600	28,260,540
Fidelity Series Overseas Fund	859,802,192	23,673,099	10,081,129	-	2,345,745	110,000,033	985,739,940	60,848,144
Fidelity Series Real Estate Income Fund	11,296,676	433,826	139,570	168,648	1,704	45,539	11,638,175	1,161,494
Fidelity Series Select International Small Cap Fund	2,076,829	6,996,790	72,135	-	2,582	1,232,572	10,236,638	768,516
Fidelity Series Small Cap Core Fund	33,602,297	2,314,625	299,990	-	1,560	2,681,111	38,299,603	3,284,700
Fidelity Series Small Cap Discovery Fund	103,164,655	5,488,626	1,276,099	1,907,828	(9,225)	5,982,692	113,350,649	10,466,357
Fidelity Series Small Cap Opportunities Fund	227,730,345	8,566,688	7,126,647	-	94,783	21,692,095	250,957,264	17,177,089
Fidelity Series Stock Selector Large Cap Value Fund	754,560,404	64,769,745	8,994,427	-	751,989	31,209,423	842,297,134	59,484,261
Fidelity Series Value Discovery Fund	696,005,442	55,173,258	7,765,691	-	1,217,849	20,840,551	765,471,409	47,338,986
	11,347,315,267	517,951,513	385,316,206	9,575,177	28,179,356	1,302,067,742	12,810,197,672

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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